Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.
Cash and cash equivalents

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Cash at bank	1,210	3,734
Deposits held at licensed payment platforms	2,455	4,755
Total	3,665	8,489

As at December 31, 2020 and 2021, the Group’s cash and cash equivalents were denominated in RMB.